SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	23.00%	11.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	12.00%	16.00%